Document and Entity Information	12 Months Ended
Dec. 31, 2018 CAD ($) shares
Document And Entity Information
Entity Registrant Name	37 CAPITAL INC
Entity Central Index Key	0000825171
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float | $	$ 132,557
Entity Common Stock, Shares Outstanding | shares	7,092,709
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018